                                 CENTURA SHARES



                               3435 STELZER ROAD


                               COLUMBUS, OH 43219


                           (800) 44CENTURA (442-3688)



                       THE PERFORMANCE MONEY MARKET FUND



     The Money Market Fund (the "Fund") a series of Performance Funds Trust, is a registered management investment company. The Fund's objective is to provide investors with as high a level of income as is consistent with preservation of capital and liquidity. This prospectus relates exclusively to the Centura Shares of the Fund. This Prospectus relates only to the "Consumer Service Class" of the Fund's shares. Certain investors may qualify to invest in the Fund's "Institutional Class," which is not offered hereby. See, "Other Information -- Capitalization." The Fund pays certain expenses related to the distribution of its shares, calculated at an annual rate and based on a percentage of the average daily net assets.



     Trustmark National Bank acts as investment adviser of the Fund and an affiliate of BISYS Fund Services, Inc. acts as distributor of the Fund's shares (the "Distributor"). The Distributor, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.



     Investors should be aware that the Centura Shares may not be purchased other than through certain securities dealers with whom the Distributor, has entered into agreements for this purpose, directly from the Distributor or through certain Service Organizations with whom they have accounts. Centura Shares have been created for the primary purpose of providing a money market fund product for shareholders of certain funds advised by Centura Bank ("Centura"). Shares of the Fund other than the Centura Shares are offered pursuant to a separate prospectus.


     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN THE VALUE OF ITS SHARES AT A CONSTANT $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL ALWAYS BE ABLE TO DO SO. SHARES OF THE FUND ARE NOT AN OBLIGATION OF OR GUARANTEED BY TRUSTMARK NATIONAL BANK OR ITS AFFILIATES AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund.

     A Statement of Additional Information (the "SAI"), dated September 27, 1996, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and information number printed above.

                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY
                  OR ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                            A CRIMINAL OFFENSE.

                            ------------------------


                               November 26, 1996

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        -----
Fund Expenses...........................................................................     3
Fee Table...............................................................................     3
Financial Highlights....................................................................     4
Prospectus Summary......................................................................     4
The Investment Policies and Practices of the Fund.......................................     5
Description of Securities and Investment Practices......................................     6
Investment Restrictions.................................................................     8
Management of the Fund..................................................................     9
Fund Share Valuation....................................................................    12
Purchase of Fund Shares.................................................................    12
Individual Retirement Accounts..........................................................    13
Exchange Privileges.....................................................................    14
Redemption of Fund Shares...............................................................    14
Dividends, Distributions and Federal Income Tax.........................................    16
Other Information.......................................................................    18

     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy such securities in any circumstances in which such offer or solicitation is unlawful.

                                 FUND EXPENSES

     The following expense table lists estimated costs and expenses that an investor in the Consumer Service Class may incur either directly or indirectly as a shareholder of the Fund based on expenses for the fiscal year ended May 31, 1996. Actual expenses in the future may be greater or less than those shown. Shareholders in the Consumer Service Class of the Fund may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of the average net assets of the Fund), to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified investors.

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....      none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)........................................................................      none
Deferred Sales Load (as a percentage of redemption proceeds)....................      none
Redemption Fees.................................................................      none
Exchange Fees...................................................................      none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (after waiver)(3)......................................      0.10%
12b-1 Fees(1)...................................................................      0.25%
Other Expenses(4)...............................................................      0.15%
                                                                                    ------
Total Fund Operating Expenses (after waiver)(3).................................      0.50%
                                                                                    ======

(1) The Consumer Service Class of shares may be subject to certain Rule 12b-1 Plan distribution fees (annually equal to 0.35% of average net assets of each Fund) to which the Institutional Class is not subject.


(2) Shares of the Consumer Service Class of the Fund may be available through banks or other financial institutions which have entered into a dealer agreement with the Distributor. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.


(3) Reflects a voluntary reduction (which will remain in effect until further notice) in contractual fee. Had this reduction and 12b-1 waivers not been in effect, the investment advisory fee would have been 0.30% and Total Fund Operating Expenses would have been 0.80%.

(4) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" herein.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

            1 year........................................................      $5
            3 years.......................................................     $16
            5 years.......................................................     $27
            10 years......................................................     $62

* This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Fund since commencement of operations through May 31, 1996. The Financial Highlights for the periods ended May 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report on the financial statements, including this data, appears in the Fund's 1995 Annual Report to Shareholders. This financial data should be read in conjunction with the related financial statements and notes thereto.

SELECTED PER SHARE DATA AND RATIOS

                                                                    MONEY MARKET FUND
                                                     -----------------------------------------------
                                                                 CONSUMER SERVICE CLASS
                                                     -----------------------------------------------
                                                                                FOR THE PERIOD
                                                      YEAR        YEAR        SEPTEMBER 30, 1993
                                                      ENDED      ENDED         (COMMENCEMENT OF
                                                       MAY        MAY            OPERATIONS)
                                                       31,        31,          THROUGH MAY 31,
                                                      1996        1995               1994
                                                     -------     ------   --------------------------
Net Asset Value, Beginning of Period...............  $  1.00     $ 1.00             $ 1.00
                                                     -------     ------            -------
Income from Investment Operations:
  Net investment income............................     0.05       0.05               0.02
                                                     -------     ------            -------
Less Distributions:
  Dividends from net investment income.............    (0.05)     (0.05)             (0.02)
                                                     -------     ------            -------
Net Asset Value, End of Period.....................  $  1.00     $ 1.00             $ 1.00
                                                     =======     ======   =====================
Total Return.......................................     5.33%      5.02%              2.03%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands).........  $25,216     $3,564             $  797
  Ratio of Expenses to Average Net Assets..........     0.49%      0.48%              0.40%*
  Effect of waivers/reimbursements on expense
     ratio.........................................     0.30%      0.36%              0.53%*
  Ratio of Net Investment Income to Average Net
     Assets........................................     5.17%      5.02%              3.05%*

---------------
* Annualized

                               PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

     This Prospectus describes The Money Market Fund (the "Fund"), managed by Trustmark National Bank. The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market instruments in which the Fund may invest include: U.S. Government securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are more subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

MANAGEMENT OF THE FUND

     Trustmark National Bank ("Trustmark" or the "Adviser") acts as investment adviser to the Fund. Trustmark's Trust Department, has assets in excess of $1 billion under management. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. For its services, the Adviser receives from the Fund fees at annual rates of the Fund's average daily net assets. Trustmark has been advising the Trust's Short Term Government Income Fund, Intermediate Term Government Income Fund and Equity Fund since June of 1992. Trustmark has also been managing trust monies for over 40 years. See "Fee Table" and "Management of the Fund" in this Prospectus.

     Furman Selz LLC ("Furman Selz") acts as Administrator to the Fund and provides certain management and administrative services to the Fund, for which the Fund pays a fee at an annual rate based upon the Fund's average daily net assets. Performance Funds Distributor, Inc. ("PFD") is the Sponsor and Distributor for the Trust and distributes the Fund's shares and may be reimbursed for certain of its distribution related expenses.

PURCHASES

     Shares of the Consumer Service Class and the Institutional Class of the Fund are offered at net asset value without a sales load. However, Consumer Service Class Shares may be subject to certain Rule 12b-1 distribution fees to which the Institutional Class is not subject. Only certain investors are eligible to invest in the "Institutional Class" of the Fund's shares. See "Purchase of Fund Shares" and "Other Information -- Capitalization." Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Purchases may only be made in cash with a minimum initial investment for any Fund of $1,000 which may be waived for certain accounts. Subsequent investments must be at least $100.

SERVICE ORGANIZATIONS

     The Fund may pay fees to various banks (including Trustmark), trust companies, broker-dealers and other financial organizations ("Service Organizations") for providing administrative services for the Fund, such as maintaining shareholder accounts and records. Investors are not required to purchase Fund shares through or maintain an account with a Service Organization.

REDEMPTIONS

     Shares may be redeemed at their next determined net asset value. See "Redemption of Fund Shares" and "Fund Share Valuation." Redemptions may be made by letter or, if previously authorized, by telephone. The Fund reserves the right to redeem upon not less than 30 days' notice all shares in a Fund account which, as a result of shareholder redemption, has a value below $500 ($250 for Individual Retirement Accounts ("IRAs")).

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays its net investment income to shareholders of record in accordance with the schedule set forth under "Dividends, Distributions and Federal Income Tax." Any net realized long-term capital gains will be distributed annually. All dividends and distributions will be automatically reinvested at net asset value in additional shares of the Fund unless cash payment is requested.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUND

     The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

     This Prospectus and the SAI contain specific investment restrictions which govern the Fund's investments. Those restrictions and the Fund's investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     The Adviser selects investments and makes investment decisions based on the investment objective and policies of the Fund.

     The Adviser selects only those U.S. dollar-denominated debt instruments which meet the high quality and credit risk standards established by the Board of Trustees. The Fund will purchase commercial paper which, at the time of investment, is rated in the top category by at least two Nationally Recognized Statistical Rating Organizations, or, if not rated, are, in the opinion of the Adviser and the Board of Trustees, of an investment quality comparable to rated commercial paper in which the Fund may invest. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are rated AA or better by Standard & Poors Corporation ("S&P") or Aa or better by Moody's Investors Service ("Moody's"). The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or if unrated are of comparable investment quality as determined by the Adviser and the Board of Trustees.

     The following describes in greater detail different types of securities and investment practices used by the Fund.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

     U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and Federal agencies. Some obligations of agencies are supported by the full faith and credit of the United States or by U.S. Treasury guarantees, such as mortgage-backed certificates, which may be guaranteed by the Government National Mortgage Association; others, such as obligations of the Federal Home Loan Banks, Federal Farm Credit Bank, Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal Land Bank, are guaranteed by the right of the issuer to borrow from the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as obligations of the Student Loan Marketing Association and the Tennessee Valley Authority, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     Bank Obligations. These obligations include negotiable certificates of deposit and bankers' acceptances. The Fund limits its bank investments to dollar-denominated obligations of U.S. banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the FDIC.

     Commercial Paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. The Fund establishes its own standards of creditworthiness for issuers of such investments.

     Corporate Debt Securities. The Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet the previously disclosed minimum ratings and maturity criteria established for the Fund under the direction of the Board of Trustees and the Fund's Adviser or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. See "The Investment Policies and Practices of the Fund."

     Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, the term of the repurchase agreement will, as a fundamental policy, always be seven days or less. See "Investment Restrictions." In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

     Loans of Portfolio Securities. To increase current income, the Fund may lend its portfolio securities in an amount up to 5% of its total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see the SAI.

     Variable and Floating Rate Demand and Master Demand Notes. The Fund may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund will only purchase demand instruments which provide that the Fund may receive the principal amount of the note upon not more than seven days' notice. The Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments in illiquid instruments, will be limited to an aggregate total of 10% of the Fund's net assets.

     The Fund may also buy variable rate master demand notes. The terms of these obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Board of Trustees will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.

     Illiquid Investments. It is the policy of the Fund that restricted securities and other illiquid securities (including variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange) may not constitute, at the time of purchase or at any time, more than 10% of the value of the total net assets of the Fund.

     Notwithstanding the above, the Fund may purchase securities which are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

                            INVESTMENT RESTRICTIONS

     (1) The Fund may not borrow money or pledge or mortgage its assets, except from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of the Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

     (2) The Fund may not make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities.

     (3) In addition, the Fund is a diversified fund. As such, it will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any single issuer. Also, the Fund will invest less than 25% of its total assets in the securities of any one industry but may invest more than 25% of its total assets in instruments issued by domestic banks. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry.

     The foregoing investment restrictions and those described in the SAI are fundamental policies of the Fund which may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities as described under "Other Information -- Voting."

     If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

     The Investment Adviser. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Fund. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

     Trustmark's Trust Department, has assets in excess of $1 billion under management. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been advising the Trust's Short Term Government Income Fund, Intermediate Term Government Income Fund and Equity Fund since June 1992. Trustmark has been managing trust monies for over 40 years. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC, the Federal Reserve Board or any other agency.

     For the advisory services it provides to the Funds, Trustmark is entitled to receive monthly fees up to 0.30% of the average daily net assets of the Fund.

     Based upon the advice of its counsel, Trustmark believes that the performance of investment advisory services for the Fund will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Trustmark from continuing to perform such services for the Fund. If Trustmark were prohibited from acting as investment adviser to the Fund, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


     The Sponsor, Distributor and Administrator. Furman Selz LLC, 230 Park Avenue, New York, New York 10169, acts as Administrator of the Fund. An affiliate of BISYS Fund Services, Inc. acts as the Distributor of the Fund's shares. Furman Selz is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds.

     Under the Distribution Plan (the "Plan") adopted by the Trust, the Fund may pay directly or reimburse PFD monthly (subject to a limit of 0.35% per annum of the Fund's average daily net assets, for costs and expenses of PFD in connection with the distribution of Fund shares. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees or agents of PFD, including salary, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationships with the broker-dealer or other institution receiving such fees,
(iv) costs of printing prospectuses and other materials to be given or sent to prospective investors and (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Fund. The Fund will pay all costs and expenses in connection with the preparation, printing and distribution of its Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees. The Fund will not be liable for distribution expenditures made by PFD in any given year in excess of the maximum amount payable under the Plan for the Fund in that year.

     Administrative Services. The Fund has entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the service performed by the Fund's Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund, (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees, and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. Furman Selz is entitled to receive monthly fees up to 0.15% of average daily net assets of the Fund.

     Pursuant to a Shareholder Servicing Agreement between the Trust and the Administrator, Furman Selz receives a fee of $15.00 per account per year plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net assets values and provides certain other accounting services for the Fund described therein, for an annual fee of $30,000 plus out-of-pocket expenses.

     On June 28, 1996, Furman Selz and BISYS Group, Inc. ("BISYS") announced a definitive agreement which provides that by the end of 1996 Furman Selz will exit the mutual funds business and recommend BISYS to Furman Selz's existing fund clients to replace Furman Selz for mutual fund administration, distribution, fund accounting and transfer agency services. BISYS, headquartered in Little Falls, N.J., supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers, and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and recordkeeping services in partnership with 18 of the nation's leading bank and investment management companies. BISYS trades on NASDAQ under the symbol BISYS.


     At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. in addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. Effective November 11, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. The remaining conversions are expected to occur during the last quarter of 1996.



     Service Organizations. Various banks (including Trustmark and Centura), trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. Investors are not required to purchase shares through or maintain an account with a Service Organization.


     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Fund's minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities law on this issue may differ from interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz, PFD or the Adviser. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust; these expenses are being amortized over a five-year period from the commencement of the Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each such Fund, and are in turn allocated to each Share Class based on net assets of each share class. Class specific expenses directly attributable to a specific share class are charged to such class.

     Portfolio Transactions. Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion.

     In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best execution of the Fund's orders. Purchases and sales of portfolio debt securities for the Fund are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received on behalf of the Fund.

                              FUND SHARE VALUATION


     The net asset value per share of the Fund is calculated at 1:30 p.m. (Eastern time) Monday through Friday, on each day the New York Stock Exchange is open for trading (a "Business Day"), which includes the following business holidays: New Years' Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the value of each share class of the Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of each share class of the Fund's outstanding shares. All expenses, including fees paid to the Adviser, Furman Selz and class specific, are accrued daily and taken into account for the purpose of determining the net asset value.


     The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that a net asset value of $1.00 per share can be maintained. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                            PURCHASE OF FUND SHARES


     Orders for purchases of shares of the Fund will be executed at the net asset value per share next determined after an order has been received. All monies received by the Fund are invested in full and fractional shares of the Fund. Certificates for shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to reject any purchase. The Fund does not accept third party or foreign checks.



     Minimum Purchase Requirements. The minimum initial investment in the Fund is $1,000, except that the minimum is $250 for an IRA for which Centura Banks or any subsidiaries thereof serves as trustee. Subsequent investments must be at least $100, or $50 for an IRA. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus.

Different minimums apply, and a separate application is required for IRA investments. The Fund reserves the right to reject purchase orders.

     An investment may be made using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.


     Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 1:30 p.m. Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.



     By Wire. Please call 1-800-442-3688 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc. 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-442-3688 prior to 1:30 p.m., Eastern Standard Time, of the wire date.



     By Automatic Investment. Investors may participate in the Automatic Investment Program, which is an investment plan that automatically debits money from the shareholder's designated bank account and invests it in the Fund through the use of electronic fund transfers or automatic bank drafts. Shareholders may elect to make investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund Account. No minimum initial investment applies when an account is established through the Automatic Investment Program. Contact the Fund for more information about the Automatic Investment Program.



     By Payroll Direct Deposits. Investors may set up a payroll direct deposit arrangement for amounts to be automatically invested in the Fund. Participants in the Payroll Direct Deposit program may make periodic investments of at least $50 per pay period. Contact the Fund for more information about Payroll Direct Deposits.



     By Mail:  Mail completed application and check made payable to the Fund to:


                            Centura Shares of the


                            Performance Money Market Fund


                            PO Box 182484


                            Columbus, OH 43218-2484



     Purchases made by check are not permitted to be redeemed until payment has been collected which may take up to fifteen days.


                         INDIVIDUAL RETIREMENT ACCOUNTS


     The Fund may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Centura or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information and IRA information, call the Fund toll free at 1-800-442-3688.

                              EXCHANGE PRIVILEGES


     The Fund offers two convenient ways to exchange shares of Funds for which Centura is the Advisor. Before engaging in an exchange transaction, a shareholder should read carefully the portions of this Prospectus describing the Fund into which the exchange will be made. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $1,000 and the minimum amount for subsequent exchanges is $100. Investments in Centura Funds may be transferred to the Money Market Fund, then back to Class A shares of the same Fund without incurring an additional sales charge. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.


     A new account opened by exchange must be established with the same name(s), address and social security number or TIN as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by the Fund in good order.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized but such gains are not expected to occur since the Fund seeks to maintain a stable net asset value of $1.00 per share. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.


     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to BISYS. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.



     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions, simply call the Fund toll free at 1-800-442-3688. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Fund. Telephone exchanges are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. See "Redemption of Fund Shares -- By Telephone" below for a discussion of telephone transactions generally.


                           REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares, in whole or in part, on any Business Day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the Fund. See "Fund Share Valuation." A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares because the Fund seeks to maintain a net constant asset value per share of $1.00.


     Where the shares to be redeemed have been purchased by check, the redemption request may be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


     Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day, although the Fund may take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

     Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Fund's services and their provisions may be modified or terminated at any time by the Fund. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

     You may redeem your shares using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him to redeem your shares. He will then contact the Fund and place a redemption trade on your behalf. You will receive the next determined net asset value per share after receipt of such request by your broker or investment adviser. It will be the responsibility of such broker or investment adviser to transmit your redemption request to the Fund in a timely manner. Such broker or investment adviser may charge you a fee for this service.


     By Mail. You may redeem your shares by sending a letter directly to Centura Shares of the Performance Money Market Fund, P.O. Box 182484, Columbus, OH 43218-2484. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares, (ii) your account number, (iii) the amount to be redeemed, (iv) the signatures of all registered owners. Signatures guarantees are required if redemption proceeds are sent to an address other than registered address.



     By Telephone. You may redeem your shares by calling the Fund toll free at 1-800-442-3688. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Fund requires some form of personal identification prior to acting upon instructions received by telephone, records telephone instructions and provides written confirmation to investors of such transactions. Telephone redemptions are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application.


     By Wire. You may redeem your shares by contacting the Fund by mail or telephone and instructing it to send a wire transmission to your personal bank. Proceeds of wire redemption for the Fund generally will be transferred to the designated account on the day the request is received provided that it is received by 12:00 Noon (Eastern time).

     Your instructions should include: (i) your account number, social security number or TIN and account registration, (ii) the Fund name, and (iii) the amount to be redeemed. Wire redemptions are available to the shareholder unless otherwise indicated by checking the box on the Purchase Application. Please attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

     Check Writing. A check redemption ($500 minimum, no maximum) feature is available with respect to the Fund. Checks are free and may be obtained from the Fund. It is not possible to use a check to close out your account since additional shares accrue daily.



     The above mentioned services "Telephone", "Wire" and "Check Writing" are not available for IRAs and trust clients of Centura.


     Systematic Withdrawal Plan. An owner of $25,000 or more of shares of the Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


     Dollar-Cost-Averaging Option. Automatic transfers are available from the Money Mark Fund to Funds advised by Centura Bank. Transfers may be made of interest only from the Money Market Fund to other Funds ($10,000 money market account minimum) or a fixed amount with the minimum being $100 per transaction.



     Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced as a result of shareholder redemption of the account to $500 ($250 for an IRA) or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500 ($250 for an IRA), this restriction will not apply.



     Redemption in Kind. All redemptions of shares of the Fund shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.



     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.



     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX
     The Fund has qualified and intends to continue to qualify to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

     The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will declare dividends of such income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution or may receive such distribution in cash. If no election is made, distributions will be automatically reinvested in additional shares of the Fund. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

     Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day.


     Distributions of investment income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.


     A distribution, dividend, will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

     The dividends paid by the Fund are not expected to qualify for the dividends-received deduction available to corporations.

     The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

                               OTHER INFORMATION


CAPITALIZATION


     Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and currently consists of multiple separately managed portfolios or series. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.



     This Prospectus relates to the Consumer Service Class of the Fund's shares. The Fund also offers Institutional Class shares which are offered only to trust or investment management and other fiduciary accounts managed or administered by Centura or its affiliates or correspondents pursuant to a written agreement. Institutional Class shares and Consumer Service Class shares are identical in all respects with the exception that the Consumer Service Class shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-442-3688, or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares.


     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees when elections are required by law and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. The Fund may vote separately on items which affect only the Fund and each class within the Fund may vote separately on matters which affect only that class. For example, only Consumer Service Class shareholders will vote on matters related to the Fund's Distribution Plan under Rule 12b-1. See "Other Information -- Voting Rights" in the SAI.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

     The Fund may, from time to time, include its yield and/or total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Fund is mandated by the SEC.

     Quotations of "yield" for the Fund will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for the Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect only the Fund's performance during the particular seven-day period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Performance information for the Fund may be compared to various unmanaged indices, indices prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Fund, see the SAI.

ACCOUNT SERVICES

     All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     Furman Selz acts as the Trust's transfer agent. The Trust compensates Furman Selz, the Trust's administrator, for providing personnel and facilities to perform shareholder servicing and transfer agency related services for the Trust at a rate of $15 per account per year plus certain out-of-pocket expenses.

SHAREHOLDER INQUIRIES


     All shareholder inquiries should be directed to BISYS Fund Services, Inc. PO Box 182484, Columbus, OH 43218-2484. .



     General and Account Information: (800) 44CENTURA (442-3688)

INVESTMENT ADVISER


Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR

Furman Selz LLC
230 Park Avenue
New York, New York 10169

SPONSOR AND DISTRIBUTOR


An Affiliate of


BISYS Fund Services, Inc.



CUSTODIAN


Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


CSPMMCC 1196



CENTURA SHARES



OF



THE PERFORMANCE


MONEY MARKET FUND


CONSUMER SERVICE CLASS
PROSPECTUS


NOVEMBER 26, 1996

                                 CENTURA SHARES



                               3435 STELZER ROAD,


                               COLUMBUS, OH 43219


                           (800) 44CENTURA (442-3688)



                       THE PERFORMANCE MONEY MARKET FUND



     The Money Market Fund (the "Fund") a series of Performance Funds Trust, is a registered management investment company. The Fund's objective is to provide investors with as high a level of income as is consistent with preservation of capital and liquidity. This prospectus relates exclusively to the Centura Shares of the Fund. This Prospectus relates only to the "Institutional Class" of the Fund's shares which only certain investors are qualified to purchase. The Fund also has a "Consumer Service Class" of shares. See, "Other Information -- Capitalization."



     Trustmark National Bank acts as investment adviser of the Fund and an affiliate of BISYS Fund Services, Inc, acts as distributor of the Fund's shares (the "Distributor"). The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.



     Investors should be aware that the Centura Shares may not be purchased other than through certain securities dealers with whom the Distributor has entered into agreements for this purpose, directly from the Distributor or through certain Service Organizations with whom they have accounts. Centura Shares have been created for the primary purpose of providing a money market fund product for shareholders of certain funds advised by Centura Bank ("Centura"). Shares of the Fund other than the Centura Shares are offered pursuant to a separate prospectus.



     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN THE VALUE OF ITS SHARES AT A CONSTANT $1.00 PER SHARE, ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL ALWAYS BE ABLE TO DO SO. SHARES OF THE FUND ARE NOT AN OBLIGATION OF OR GUARANTEED BY TRUSTMARK NATIONAL BANK OR ITS AFFILIATES, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


     This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund and should be read and retained for information about the Fund.

     A Statement of Additional Information (the "SAI"), dated September 27, 1996, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and information number printed above.
                            ------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY
                  OR ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS
                            A CRIMINAL OFFENSE.
                            ------------------------

                               November 26, 1996

                               TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        -----
Fund Expenses...........................................................................     3
Fee Table...............................................................................     3
Financial Highlights....................................................................     4
Prospectus Summary......................................................................     5
The Investment Policies and Practices of the Fund.......................................     6
Description of Securities and Investment Practices......................................     7
Investment Restrictions.................................................................     9
Management of the Fund..................................................................     9
Fund Share Valuation....................................................................    12
Purchase of Fund Shares.................................................................    13
Individual Retirement Accounts..........................................................    14
Exchange Privileges.....................................................................    14
Redemption of Fund Shares...............................................................    14
Dividends, Distributions and Federal Income Tax.........................................    17
Other Information.......................................................................    18


     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy such securities in any circumstances in which such offer or solicitation is unlawful.

                                 FUND EXPENSES

     The following expense table lists the estimated costs and expenses that an investor in the Institutional Class may incur either directly or indirectly as a shareholder of the Fund based on expenses for the period ended May 31, 1996. Actual expenses in the future may be greater or less than those shown. Shareholders in the Consumer Service Class of the Fund may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% of the average net assets of the Fund) to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified shareholders.

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases (as a percentage price)...................     none
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)..........................................................................     none
Deferred Sales Load (as a percentage of redemption proceeds)......................     none
Redemption Fees...................................................................     none
Exchange Fees.....................................................................     none
ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets annualized)
Investment Advisory Fees (After Waiver)(3)........................................     0.10%
12b-1 Fees(1).....................................................................     none
Other Expenses(4).................................................................     0.14%
                                                                                      -----
Total Fund Operating Expenses (After Waiver)(3)...................................     0.24%
                                                                                      =====

(1) The Consumer Service Class of shares may be subject to Rule 12b-1 Plan distribution fees (annually equal to 0.35% of average net assets of the Fund) to which the Institutional Class is not subject.

(2) Shares of the Institutional Class of the Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser, its affiliates or correspondents. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(3) Reflects a voluntary reduction (which will remain in effect until further notice) in contractual fee. Had this reduction not been in effect, the investment advisory fee would have been 0.30% and Total Fund Operating Expenses would have been 0.44%.

(4) Certain Service Organizations may receive additional fees from the Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. See "Management of the Fund -- Service Organizations" on Page 11.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

             1 year......................................................    $ 3
             3 years.....................................................    $ 8
             5 years.....................................................    $14
            10 years.....................................................    $32

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                               FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Fund since commencement of operations through May 31, 1996. The financial highlights have been audited by Price Waterhouse LLP, independent accountants, whose report on the financial statements, including this data, appears in the Fund's 1996 Annual Report to Shareholders. This financial data should be read in conjunction with the related financial statements and notes thereto.

SELECTED PER SHARE DATA AND RATIOS

                                                                  MONEY MARKET FUND
                                             ------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS
                                             ------------------------------------------------------------
                                             YEAR ENDED    YEAR ENDED   FOR THE PERIOD SEPTEMBER 30, 1993
                                              MAY 31,       MAY 31,       (COMMENCEMENT OF OPERATIONS)
                                                1996          1995            THROUGH MAY 31, 1994
                                             ----------    ----------   ---------------------------------
Net Asset Value, Beginning of Period......    $   1.00      $   1.00                $    1.00
                                             ----------    ----------             -----------
Income from Investment Operations:
  Net investment income...................        0.05          0.05                     0.02
                                             ----------    ----------             -----------
Less Distributions:
  Dividends from net investment income....       (0.05)        (0.05)                   (0.02)
                                             ----------    ----------             -----------
Net Asset Value, End of Period............    $   1.00      $   1.00                $    1.00
                                             ==========    ==========   ========================
Total Return..............................        5.60%         5.27%                    2.17%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
     thousands)...........................    $366,966      $324,942                $ 139,157
  Ratio of Expenses to Average Net
     Assets...............................        0.24%         0.23%                    0.15%*
  Effect of waivers/reimbursements on
     expense ratio........................        0.30%         0.36%                    0.53%*
  Ratio of Net Investment Income to
     Average Net Assets...................        5.42%         5.27%                    3.30%*

---------------
* Annualized

                               PROSPECTUS SUMMARY

INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

     This Prospectus describes The Money Market Fund (the "Fund"), managed by Trustmark National Bank. The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market instruments in which the Fund may invest include: U.S. Government securities, bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

MANAGEMENT OF THE FUND

     Trustmark National Bank ("Trustmark" or the "Adviser") acts as investment adviser to the Fund. Trustmark's Trust Department, has assets in excess of $1 billion under management. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. For its services, the Adviser receives from the Fund fees at annual rates of the Fund's average daily net assets. Trustmark has been advising the Trust's Short Term Government Income Fund, Intermediate Term Government Income Fund and Equity Fund since June of 1992. Trustmark has also been managing trust monies for over 40 years. See "Fee Table" and "Management of the Fund" in this Prospectus.

     Furman Selz LLC ("Furman Selz") acts as Administrator to the Fund and provides certain management and administrative services to the Fund, for which the Fund pays a fee at an annual rate based upon the Fund's average daily net assets. Performance Funds Distributor, Inc. ("PFD") is the Sponsor and Distributor for the Trust and distributes the Fund's shares and may be reimbursed for certain of its distribution related expenses.

PURCHASES


     Shares of the Institutional Class of the Funds are offered at net asset value without a sales load. Shares of the Consumer Service Class of the Funds are also offered at net asset value but may be subject to 12b-1 fees to which the Institutional Class shares are not subject. See "Fund Share Valuation," and "Purchase of Fund Shares." Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": trust or investment management and other fiduciary accounts managed or administered by Centura or its affiliates or correspondents pursuant to a written agreement.


SERVICE ORGANIZATIONS

     The Fund may pay fees to various banks (including Trustmark), trust companies, broker-dealers and other financial organizations ("Service Organizations") for providing administrative services for the Fund, such as maintaining shareholder accounts and records. Institutional investors are required to purchase Fund shares through a Service Organization.

REDEMPTIONS

     Shares may be redeemed at their next determined net asset value. See "Redemption of Fund Shares" and "Fund Share Valuation." Redemptions may be made by letter or, if previously authorized, by telephone. The Fund reserves the right to redeem upon not less than 30 days' written notice all shares in a Fund account which, as a result of shareholder redemption, has a value below $500 ($250 for Individual Retirement Accounts ("IRAs")).

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays its net investment income to shareholders of record in accordance with the schedule set forth under "Dividends, Distributions and Federal Income Tax." Any net realized long-term capital gains will be distributed annually. All dividends and distributions will be automatically reinvested at net asset value in additional shares of the Fund unless cash payment is requested.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUND

     The investment objective of the Fund is to provide investors with a high level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its objective by investing its assets in a broad range of high quality, short-term, money market instruments which have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity, and/or of lesser quality which are subject to greater market volatility. The Fund attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so.

     This Prospectus and the SAI contain specific investment restrictions which govern the Fund's investments. Those restrictions and the Fund's investment objective are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the Fund. Except for the objective and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     The Adviser selects investments and makes investment decisions based on the investment objective and policies of the Fund.

     The Adviser selects only those U.S. dollar-denominated debt instruments which meet the high quality and credit risk standards established by the Board of Trustees. The Fund will purchase commercial paper which, at the time of investment, is rated in the top category by at least two Nationally Recognized Statistical Rating Organizations, or, if not rated, are, in the opinion of the Adviser and the Board of Trustees, of an investment quality comparable to rated commercial paper in which the Fund may invest. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest, have 397 days or less to maturity and are rated AA or better by Standard & Poor Corporation ("S&P") or Aa or better by Moody's Investors Service ("Moody's"). The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or if unrated are of comparable investment quality as determined by the Adviser and the Board of Trustees.

     The following describes in greater detail different types of securities and investment practices used by the Fund.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

     U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and Federal agencies. Some obligations of agencies are supported by the full faith and credit of the United States or by U.S. Treasury guarantees, such as mortgage-backed certificates, which may be guaranteed by the Government National Mortgage Association; others, such as obligations of the Federal Home Loan Banks, Federal Farm Credit Bank, Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal Land Bank, are guaranteed by the right of the issuer to borrow from the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as obligations of the Student Loan Marketing Association and the Tennessee Valley Authority, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     Bank Obligations. These obligations include negotiable certificates of deposit and bankers' acceptances. The Fund limits its bank investments to dollar-denominated obligations of U.S. banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the FDIC.

     Commercial Paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. The Fund establishes standards of creditworthiness for issuers of such investments.

     Corporate Debt Securities. The Fund's investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet the previously disclosed minimum ratings and maturity criteria established for the Fund under the direction of the Board of Trustees and the Fund's Adviser or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. See "The Investment Policies and Practices of the Fund."

     Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. These agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees present minimal credit risks. While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, the term of the repurchase agreement will, as a fundamental policy, always be seven days or less. See

"Investment Restrictions." In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

     Loans of Portfolio Securities. To increase current income, the Fund may lend its portfolio securities in an amount up to 5% of its total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see the SAI.

     Variable and Floating Rate Demand and Master Demand Notes. The Fund may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund will only purchase demand instruments which provide that the Fund may receive the principal amount of the note upon not more than seven days' notice. The Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments in illiquid instruments, will be limited to an aggregate total of 10% of the Fund's net assets.

     The Fund may also buy variable rate master demand notes. The terms of these obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Board of Trustees will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.

     Illiquid Investments. It is the policy of the Fund that restricted securities and other illiquid securities (including variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange) may not constitute, at the time of purchase or at any time, more than 10% of the value of the total net assets of the Fund.

     Notwithstanding the above, the Fund may purchase securities which are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

                            INVESTMENT RESTRICTIONS

     (1) The Fund may not borrow money or pledge or mortgage its assets, except from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of the Fund's total net assets (but investments may not be purchased by the Fund while any such borrowings exist).

     (2) The Fund may not make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities.

     (3) In addition, the Fund is a diversified fund. As such, it will not invest more than 5% of its total assets in the securities of any single issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer. Also, the Fund will invest less than 25% of its total assets in the securities of any one industry but may invest more than 25% of its total assets in instruments issued by domestic banks. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry.

     The foregoing investment restrictions and those described in the SAI are fundamental policies of the Fund which may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities as described under "Other Information -- Voting".

     If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

     The Investment Adviser. Trustmark National Bank, 248 East Capitol Street, Jackson, Mississippi 39201, serves as investment adviser to the Fund. Trustmark manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. Trustmark is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

     Trustmark's Trust Department, has assets in excess of $1 billion under management. It was founded in 1890 and is the second largest commercial bank headquartered in Mississippi. Trustmark has been advising the Trust's Short Term Government Income Fund, Intermediate Term Government Income Fund and Equity Fund since June 1992. Trustmark has also been managing trust monies for over 40 years. Shares of the Fund are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC, the Federal Reserve Board or any other agency.

     For the advisory services it provides to the Funds, Trustmark is entitled to receive monthly fees, based on average daily net assets, up to 0.30% annually for the Fund.

     Based upon the advice of its counsel, Trustmark believes that the performance of investment advisory services for the Fund will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Trustmark from continuing to perform such services for the Fund. If Trustmark were prohibited from acting as investment adviser to the Fund, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


     The Sponsor, Distributor and Administrator. Furman Selz LLC, 230 Park Avenue, New York, New York 10169, acts as the Sponsor and Administrator of the Fund. An affiliate of BISYS Fund Services, Inc, acts as the Distributor of the Fund's shares. Furman Selz is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. Furman Selz also serves as administrator and distributor of other mutual funds.


     Administrative Services. The Fund has entered into an Administrative Services Contract with Furman Selz pursuant to which Furman Selz provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the service performed by the Fund's Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund, (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees, and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, Furman Selz receives from the Fund a monthly fee at the annual rate of 0.15% of the average daily net assets of the Fund. Pursuant to a Shareholder Servicing Agreement between the Trust and the Administrator, Furman Selz receives a fee of $15.00 per account per year plus out-of-pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for the Fund described therein, for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

     On June 28, 1996, Furman Selz and BISYS Group, Inc. ("BISYS") announced a definitive agreement which provides that by the end of 1996 Furman Selz will exit the mutual funds business and recommend BISYS to Furman Selz's existing fund clients to replace Furman Selz for mutual fund administration, distribution, fund accounting and transfer agency services.

     BISYS, headquartered in Little Falls, N.J., supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers, and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and recordkeeping services in partnership with 18 of the nation's leading bank and investment management companies. BISYS trades on NASDAQ under the symbol BISYS.


     At a meeting on October 3, 1996 the Board of Trustees of Performance Funds Trust approved, as successor Administrator to Furman Selz LLC, BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services. The Board of Trustees also approved, as successor Accounting Agent to Furman Selz LLC, BISYS Fund Services, Inc. In addition, the Board approved a new Distribution Agreement with Performance Funds Distributor, Inc., which will become an affiliate of each BISYS entity at the time of conversion. BISYS and its affiliates have their principal places of business at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS and its affiliates will perform the same services as each predecessor at an identical fee. Effective November 11, 1996 BISYS Fund Services, Inc. became the successor Transfer Agent to Furman Selz LLC. The remaining conversions are expected to occur during the last quarter of 1996.



     Service Organizations. Various banks (including Trustmark and Centura), trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship. Institutional Class shareholders are required to purchase shares through a Service Organization.


     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Fund's minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities law on this issue may differ from interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     OTHER EXPENSES. The Fund bears all costs of its operations other than expenses specifically assumed by Furman Selz or the Adviser. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Fund's portfolio securities and pricing of the Fund's shares; expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. The Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust; these expenses are amortized over a five-year period from the commencement of the Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of such Fund which are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class which bears such expense.

     Portfolio Transactions. Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion.

     In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best execution of the Fund's orders. Purchases and sales of portfolio debt securities for the Fund are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received on behalf of the Fund.

                              FUND SHARE VALUATION


     The net asset value per share of the Fund is calculated at 1:30 p.m. (Eastern time) Monday through Friday, on each day the New York Stock Exchange is open for trading a "Business Day", which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the value of each share class of the Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of each share class of the Fund's outstanding shares. All expenses, including fees paid to the Adviser, Furman Selz and class specific, are accrued daily and taken into account for the purpose of determining the net asset value.


     The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that a net asset value of $1.00 per share can be maintained. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.

                            PURCHASE OF FUND SHARES


     Orders for purchases of shares of the Fund will be executed at the net asset value per share next determined after an order has been received. All monies received by the Fund are invested in full and fractional shares of the Fund. Certificates for shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Fund reserves the right to reject any purchase. The Fund does not accept third party or foreign checks.


     An investment may be made using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.


     Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day (which is currently 1:30 p.m., eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.



     By Wire. Please call 1-800-442-3688 for wiring instructions. A completed application must be overnighted to the Fund in advance of the wire to Performance Funds Trust c/o BISYS Fund Services, Inc. 3435 Stelzer Road, Columbus, OH 43219-8021. Notification must be given to the Fund at 1-800-442-3688 prior to 1:30 p.m., Eastern Standard Time, of the wire date.



     By Automatic Investment. Investors may participate in the Automatic Investment Program, which is an investment plan that automatically debits money from the shareholder's designated bank account and invests it in the Fund through the use of electronic fund transfers or automatic bank drafts. Shareholders may elect to make investments by transfers of a minimum of $50.00 on either the fifth or twentieth day of each month into their established Fund Account. No minimum initial investment applies when an account is established through the Automatic Investment Program. Contact the Fund for more information about the Automatic Investment Program.



     By Payroll Direct Deposit. Investors may set up a payroll direct deposit arrangement for amounts to be automatically invested in the Fund. Participants in the Payroll Direct Deposit Program may make periodic investments of at least $50 per pay period. Contact the Fund for more information about Payroll Direct Deposits.



     By Mail.  Mail completed application and check made payable to the Fund to:



                            Centura Shares of the


                            Performance Money Market Fund


                            PO Box 182484


                            Columbus, OH 43218-2484



     Purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to 15 days.

                         INDIVIDUAL RETIREMENT ACCOUNTS


     The Fund may be used as an investment for new or existing IRAs. Shares may also be purchased for IRAs established with Trustmark or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250.00. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information and IRA information, call the Fund toll free at 1-800-442-3688.


                              EXCHANGE PRIVILEGES


     The Fund offers two convenient ways to exchange shares of Funds for which Centura is the Advisor. Before engaging in an exchange transaction, a shareholder should read carefully the portions of this Prospectus describing the Fund into which the exchange will be made. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $1,000 and the minimum amount for subsequent exchanges is $100. Investments in Centura Funds may be transferred to the Money Market Fund, then back to Class A shares of the same Fund without incurring an additional sales charge. The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days' written notice to shareholders.


     A new account opened by exchange must be established with the same name(s), address and social security number or TIN as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized but such gains are not expected to occur since the Fund seeks to maintain a stable net asset value of $1.00 per share. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.


     Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to BISYS. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.



     Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions, simply call the Fund toll free at 1-800-442-3688. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration;
(ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Fund. Telephone exchanges are available to the shareholder unless otherwise indicated by the shareholder by checking the box on the Purchase Application. See "Redemption of Fund Shares -- By Telephone" below for a discussion of telephone transactions generally.



                           REDEMPTION OF FUND SHARES


     Shareholders may redeem their shares, in whole or in part, on any Business Day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the Fund. See "Fund Share Valuation." A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares because the Fund seeks to maintain a constant net asset value per share of $1.00.

     Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.


     Once the shares are redeemed, the Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day, although the Fund may take up to seven days to make payment. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Fund may suspend redemptions or postpone payment dates.

     Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Fund has no present intention to do so, the Fund reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Fund's services and their provisions may be modified or terminated at any time by the Fund. If the Fund terminates any particular service, it will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

     You may redeem your shares using any of the following methods:

     Through an Authorized Broker, Investment Adviser or Service
Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him to redeem your shares. He will then contact the Fund and place a redemption trade on your behalf. You will receive the next determined net asset value per share after receipt of such request by your broker or investment adviser. It will be the responsibility of such broker or investment adviser to transmit your redemption request to the Fund in a timely manner. Such broker or investment adviser may charge you a fee for this service.


     By Mail. You may redeem your shares by sending a letter directly to Centura Shares of Performance Money Market Fund, P.O. Box 182484, Columbus, OH 43218-2484. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares, (ii) your account number, (iii) the amount to be redeemed, (iv) the signatures of all registered owners. A signature guarantee is required when redemption proceeds are to be sent to an address other than registered address.



     By Telephone. You may redeem your shares by calling the Fund toll free at 1-800-442-3688. You should be prepared to give the telephone representative the following information: (i) your account number, social security number or TIN and account registration, (ii) the Fund name from which you are redeeming shares, and (iii) the amount to be redeemed. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Fund requires some form of personal identification prior to acting upon instructions received by telephone, records telephone instructions and provides written confirmation to investors of such transactions. Telephone redemptions are available to the shareholder unless otherwise indicated by checking the box on the Purchase Application.


     By Wire. You may redeem your shares by contacting the Fund by mail or telephone and instructing it to send a wire transmission to your personal bank. Proceeds of wire redemption for the Fund generally will be transferred to the designated account on the day the request is received provided that it is received by 12:00 Noon (Eastern time).

     Your instructions should include: (i) your account number, social security number or TIN and account registration, (ii) the Fund name, and (iii) the amount to be redeemed. Wire redemptions are available to the shareholder unless otherwise indicated by checking the box on the Purchase Application. Please attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.


     Check Writing. A check redemption ($500 minimum, no maximum) feature is available. Checks are free and may be obtained from the Fund. It is not possible to use a check to close out your account since additional shares accrue daily.



     The above mentioned services "Telephone," "Wire" and "Check Writing" are not available for IRAs and trust clients of Centura.


     Systematic Withdrawal Plan. An owner of $25,000 or more of shares of the Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.


     Dollar-Cost-Averaging Option. Automatic transfers are available from the Money Market Fund to Funds advised by Centura Bank. Transfers may be made of interest only from the Money Market Fund to other Funds ($10,000 money market account minimum) or a fixed amount with the minimum being $100 per transaction.



     Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Fund reserves the right to redeem, on not less than 30 days' notice, an account in the Fund that has been reduced as a result of shareholder redemption of the account to $500 ($250 for IRA) or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500 ($250 for an IRA), this restriction will not apply.


     Redemption in Kind. All redemptions of shares of the Fund shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.


     Telephone redemption and telephone exchanges will be suspended for a period of 10 days following a telephonic address change.



     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

     The Fund has qualified and intends to continue to qualify annually to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, the Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

     The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will declare distributions of such income daily and pay those dividends monthly. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

     Shareholders may elect to receive distributions in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution or receive such distributions in cash. If no election is made, distributions will be automatically reinvested in additional shares of the Fund. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

     Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day.

     Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

     Distributions of investment income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

     The dividends paid by the Fund are not expected to qualify for the dividend-received deduction available to corporations.

     The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where the Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability.

     Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisers as to the Federal, state and local tax consequences of ownership of shares of the Fund in their particular circumstances.

                               OTHER INFORMATION

CAPITALIZATION

     Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separately managed portfolios or series. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.


     This Prospectus relates to the Institutional Class of the Fund's shares. The Fund also offers Consumer Service Class shares which are offered to public investors at the net asset value. Call 1-800-442-3688, or contact your sales representative, broker-dealer or bank to obtain more information about the Fund's classes of shares. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Institutional Class shares and Consumer Service Class shares are identical in all respects with the exception that the Consumer Service Class shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject.


     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund.

VOTING

     Shareholders have the right to vote in the election of Trustees when elections are required by law and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Fund's shareholders and does not intend to do so. The Fund may vote separately on items which affect only the Fund and each class within the Fund may vote separately on matters which affect only that class. For example, only Consumer Service Class shareholders will vote on matters related to the Fund's Distribution Plan under Rule 12b-1. See "Other Information -- Voting Rights" in the SAI.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust or Fund.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

PERFORMANCE INFORMATION

     The Fund may, from time to time, include its yield and/or total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Fund are mandated by the SEC.

     Quotations of "yield" for the Fund will be based on the income received by a hypothetical investment (less a pro rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

     "Effective yield" for the Fund is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends. Quotations of yield and effective yield reflect only the Fund's performance during the particular seven-day period on which the calculations are based. Yield and effective yield for the Fund will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Performance information for the Fund may be compared to various appropriate unmanaged indices, indices prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Fund, see the SAI.

ACCOUNT SERVICES

     All transactions in shares of the Fund will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Fund has been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

     Furman Selz acts as the Trust's transfer agent. The Trust compensates Furman Selz, the Trust's administrator, for providing personnel and facilities to perform shareholder servicing and transfer agency related services for the Trust at a rate of $15 per account per year plus certain out-of-pocket expenses.

SHAREHOLDER INQUIRIES


     All shareholder inquiries should be directed to BISYS Fund Services, Inc., PO Box 182484, Columbus, OH 43218-2484.



     General and Account Information: (800) 44CENTURA (442-3688).

INVESTMENT ADVISER


Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR

Furman Selz LLC
230 Park Avenue
New York, New York 10169

SPONSOR AND DISTRIBUTOR


An affiliate of


BISYS Fund Services, Inc.

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


CSPMMIC 1196



CENTURA SHARES



OF



THE PERFORMANCE MONEY


MARKET FUND


INSTITUTIONAL CLASS
PROSPECTUS


NOVEMBER 26, 1996